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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30-Jun-06
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mark S. Siegel
                 ---------------------------------
   Address:      1801 Century Park East Suite 1111
                 ---------------------------------
                 Los Angeles, CA 90067
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-4186
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark S. Siegel
         -------------------------------
Title:   President
         -------------------------------
Phone:   (310) 843-0050
         -------------------------------

Signature, Place, and Date of Signing:

   /s/Mark S. Siegel           Los Angeles, California         7/17/2006
   ------------------------    -----------------------       -------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:  $            62,198
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                                                                    SEC USE ONLY

Page 1 of 1

         NAME OF REPORTING MANAGER: REMY INVESTORS AND CONSULTANTS, INC.

  Item 1:       Item 2:   Item 3:    Item 4:    Item 5:    Item 6: Investment Discretion    Item 7:     Item 8: Voting Authority
                                               Shares of           (b) Shared -             Managers            (Shares)
  Name of       Title of   CUSIP   Fair Market Principal             As Defined  c) Shared  See
  Issuer         Class     Number     Value      Amount   (a)Sole   In Instr. V  - Other    Instr. V  (a)Sole  (b) Shared  c) None
                                     (x1000)
PATTERSON-UTI
ENERGY CORP.    COMMON   703481101      43,641 1,541,548     x                                           x

VIACOM, INC.    COMMON   92553P201       9,144   255,134     x                                           x

CBS, INC.       COMMON   124857202       6,901   255,134     x                                           x

JAVELIN
PHARMACEUTICALS
INC.            COMMON   471894105       2,512   696,744     x                                           x

  COLUMN TOTALS                         62,198

                                                                 SEC 1685 (5/91)